Debt - Second Lien Convertible Notes, 1.5 Lien Notes, 1.25 Lien Notes, Other notes payable (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 30, 2019	Feb. 28, 2019	May 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt
Interest-in-kind				$ 0.1	$ 0.1
Convertible Notes
Debt
Interest rate (as a percent)				15.00%
Proceeds from issuance of notes				$ 7.8	6.7
Initial conversion price (in dollars per share)				$ 1.67
1.5 Lien Notes
Debt
Interest rate (as a percent)			15.00%
Proceeds from issuance of notes			$ 10.0	$ 5.1	4.5
Repurchase price (as a percent)			110.00%
Redemption price (as a percent)			110.00%
1.25 Lien Notes
Debt
Interest rate (as a percent)		15.00%
Proceeds from issuance of notes		$ 18.0		33.4		$ 97.0
Interest in-kind notes
Debt
Proceeds from issuance of notes				$ 3.4	$ 0.3
Other note payable
Debt
Interest rate (as a percent)							5.00%
Delayed payment fee (as a percent)	5.50%					2.00%	2.00%
Delayed payment fee						$ 0.1	$ 0.1